Note 4 - Cash and Cash Equivalents - Summary of Cash and Cash Equivalents (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Time deposits	$ 7,669	$ 6,513
Savings and checking accounts	12,916	12,045
Money market funds	170	171
Petty cash	25	23
Total	$ 20,780	$ 18,752